CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital [Member]		Treasury Shares [Member]	Retained Earnings / (Accumulated Deficit) [Member]	Exchange Reserve [Member]	Other Reserve [Member]
Beginning balance at Dec. 31, 2022	$ 318,339		[1]	$ 0	$ 6,803	$ (217)	$ 311,753
Issuance of shares through Business Combination	18,096		[1]	0	0	0	18,096
Loss for the period	(49,827)	0		0	(49,827)	0	0
Other comprehensive income	9	0		0	0	9	0
Share-based payments	21,847	0		0	0	0	21,847
Issuance of shares as consideration for the Norway Acquisition	18,096		[1]	0	0	0	18,096
Ending balance at Jun. 30, 2023	308,464		[1]	0	(43,024)	(208)	351,696
Beginning balance at Dec. 31, 2023	332,566		[1]	(2,604)	(49,853)	(243)	385,266
Issuance of shares through Business Combination	2,357		[1]	0	0	0	2,357
Loss for the period	(17,137)	0		0	(17,137)	0	0
Other comprehensive income	46	0		0	0	46	0
Share-based payments	15,896	0		0	0	0	15,896
Issuance of shares for exercise of share awards	604		[1]	0	0	0	604
Cancellation of treasury shares	0	0		2,604	0	0	(2,604)
Issuance of shares for cash, net of transaction costs	144,563		[1]	0	0	0	144,563
Issuance of shares as consideration for the Norway Acquisition	2,357		[1]	0	0	0	2,357
Issuance of share options as consideration for the Norway Acquisition	504	0		0	0	0	504
Ending balance at Jun. 30, 2024	$ 479,399		[1]	$ 0	$ (66,990)	$ (197)	$ 546,586

[1]	Amount less than US$1,000